Employee Cost - Summary of Equity Settled Share Based Payments (Detail)	12 Months Ended
	Mar. 31, 2022 ₨ / shares	Mar. 31, 2021
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Options outstanding at the beginning of the year	6,804,003	7,222,897
Granted during the year	335,209	0
Forfeited/Expired during the year	(122,419)	(418,894)
Exercised during the year	(354,242)	0
Options Outstanding at the end of the year	6,662,551	6,804,003
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	9,993,827	10,206,005
Share price for options exercised during the year	₨ 530
Remaining contractual life	15 months	27 months
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	3,331,276	3,402,002
Share price for options exercised during the year	₨ 392
Remaining contractual life	3 months	3 months